Risk Management	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
RISK MANAGEMENT
28.	RISK MANAGEMENT

The risks faced by the Group and the way these risks are mitigated by management are summarized below.

Insurance risk

Insurance risk includes the risks of inappropriate underwriting, ineffective management of underwriting, inadequate controls over exposure management in relation to catastrophic events and insufficient reserves for losses including claims incurred but not reported.

To manage this risk, the Group’s underwriting function is conducted in accordance with a number of technical analytical protocols which include defined underwriting authorities, guidelines by class of business, rate monitoring and underwriting peer reviews.

The Group purchases reinsurance as part of its risk mitigation programmer. Reinsurance ceded is placed on both a proportional and non–proportional basis. The proportional reinsurance is quota–share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non–proportional reinsurance is primarily excess–of–loss reinsurance designed to mitigate the Group’s net exposure to catastrophe losses and large claims. Retention limits for the excess–of–loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.

Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. The Group’s placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

The Group has in place effective exposure management systems. Aggregate exposure is modelled and tested against different stress scenarios to ensure adherence to the Group’s overall risk appetite and alignment with reinsurance programs and underwriting strategies.

Loss reserve estimates are inherently uncertain. Reserves for unpaid losses are the largest single component of the liabilities of the Group. Actual losses that differ from the provisions, or revisions in the estimates, can have a material impact on future earnings and the statement of financial position. The Group has an in house experienced actuarial function who reviews and monitors the reserving policy and its implementation at quarterly intervals. They work closely with the underwriting and claims team to ensure an understanding of the Group’s exposure and loss experience. In addition, the Group receives external independent analysis of its reserve requirements on an annual basis.

In order to minimize financial exposure arising from large claims, the Group, in the normal course of business, enters into contracts with other parties for reinsurance purposes. Such reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. A significant portion of the reinsurance is affected under treaty, facultative and excess-of-loss reinsurance contracts.

Geographical concentration of risks

The Group’s insurance risk based on geographical concentration of risk is illustrated in the table below:

	2020		2019		2018
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD ‘000%		USD ‘000%		USD ‘000%
Africa	20,956	5	16,492	5	13,601	5
Asia	37,398	8	32,810	9	27,842	9
Australasia	19,104	4	15,185	4	12,636	4
Caribbean Islands	15,964	3	8,334	2	15,099	5
Central America	37,442	8	37,732	11	26,697	9
Europe	59,972	13	37,328	11	34,471	11
Middle East	48,401	10	36,883	11	32,381	11
North America	22,553	5	4,281	1	860	0
South America	20,548	4	11,051	3	26,356	9
UK	158,381	34	115,863	33	76,718	25
Worldwide	26,554	6	33,333	10	34,957	12
	467,273		349,292		301,618

Line of business concentration of risk

The Group’s insurance risk based on line of business concentration is illustrated in the table below:

	Gross written premiums 2020	Concentration Percentage	Gross written premiums 2019	Concentration Percentage	Gross written premiums 2018	Concentration Percentage
	USD ‘000%		USD ‘000%		USD ‘000%
Energy	91,742	20	72,109	21	81,377	27
Property	69,912	15	46,137	13	43,785	15
Ports & Terminals	25,474	5	22,361	6	19,080	6
Casualty	163,292	35	115,890	33	73,665	24
Political Violence	8,271	2	8,297	2	11,406	4
Financial	33,637	7	23,181	7	16,148	5
Reinsurance	19,318	4	17,986	5	17,820	6
Engineering	26,860	6	20,704	6	18,194	6
Aviation	23,002	5	19,183	6	17,996	6
Marine	5,765	1	3,444	1	2,147	1
	467,273		349,292		301,618

Sensitivities

The analysis below shows the estimated impact on gross and net insurance contracts claims liabilities and on profit before tax, of potential reserve deviations on ultimate claims development at gross and net level from that reported in the statement of financial position as at 31 December 2020 and 2019.

In selecting the volatility factors, the Group has illustrated the sensitivity of the net claims to a standard variation in the gross outstanding claims. The choices of variation (7.5% and 5%) are illustrative but are consistent with what the Group would consider representative of a reasonable potential for variation. The illustrated variations do not represent limits of the potential variation and actual variation could significantly vary from the illustrated values.

	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020	7.5	36,919	(36,919)	22,859	(22,857)	(22,859)	22,857
2020	5	24,613	(24,613)	15,240	(15,237)	(15,240)	15,237

2019	7.5	30,979	(30,979)	18,541	(18,539)	(18,541)	18,539
2019	5	20,653	(20,653)	12,362	(12,359)	(12,362)	12,359

Financial risk

The Group’s principal financial instruments are financial assets at fair value through OCI, financial assets at fair value through profit or loss, financial assets at amortized cost, receivables arising from insurance, investments in associates, investment properties and reinsurance contracts, and cash and cash equivalents.

The Group does not enter into derivative transactions.

The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk, market price risk and liquidity risk. The board reviews and agrees policies for managing each of these risks and they are summarized below.

Interest rate risk

Interest rate risk arises from the possibility that changes in interest rates will affect future profitability or the fair values of financial instruments. The Group is exposed to interest rate risk on certain of its investments and cash and cash equivalents. The Group limits interest rate risk by monitoring changes in interest rates in the currencies in which its cash and interest-bearing investments and borrowings are denominated.

Details of maturities of the major classes of financial assets are as follows:

	Less than 1 year	1 to 5 years	More than 5 years	Non-interest-bearing items	Total	Effective Interest Rate on interest bearing assets
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000	(%)
2020 -
Financial assets at FVTPL	-	-	-	22,780	22,780	-
Financial assets at FVOCI	102,617	181,349	106,952	21,683	412,601	2.53
Financial assets at amortized cost	2,706	-	-	-	2,706	5.86
Cash and term deposits	261,549	44,102	-	-	305,651	1.43
	366,872	225,451	106,952	44,463	743,738

2019 -
Financial assets at FVTPL	-	-	-	21,806	21,806	-
Financial assets at FVOCI	55,678	148,658	4,189	20,423	228,948	2.86
Financial assets at amortized cost	2,968	-	-	-	2,968	5.83
Cash and term deposits	312,213	-	-	-	312,213	1.89
	370,859	148,658	4,189	42,229	565,935

The following table demonstrates the sensitivity of consolidated statement of income to reasonably possible changes in interest rates, with all other variables held constant.

The sensitivity of the consolidated statement of income is the effect of the assumed changes in interest rates on the Group’s profit before tax for the year, based on the floating rate financial assets and financial liabilities held at 31 December.

	Decrease in basis points	Effect on profit / Equity before tax for the year
		USD ‘000
2020	-25	(1,435)
	-50	(2,870)

2019	-25	(890)
	-50	(1,780)

The effect of increases in interest rates are expected to be equal and opposite to the effects of the decreases shown above.

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.

The Group is exposed to currency risk mainly on insurance written premiums and incurred claims that are denominated in a currency other than the Group functional currency. The currencies in which these transactions are primarily denominated are Sterling (GBP) and Euro (EUR). As a significant portion of the Group’s transactions are denominated in USD, this reduces currency risk. Intra Group transactions are primarily denominated in USD.

Part of the Group’s monetary assets and liabilities are denominated in a currency other than the functional currency of the Group and are subject to risks associated with currency exchange fluctuation. The Group reduces some of this currency exposure by maintaining some of its bank balances in foreign currencies in which some of its insurance payables are denominated.

The following table demonstrates the sensitivity to a reasonably possible change in the USD exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair value of monetary assets and liabilities).

	Changes in currency rate to USD	Effect on profit / Equity before tax for the year
	%	USD ‘000
2020
EUR	+10	(777)
GBP	+10	(406)

2019
EUR	+10	388
GBP	+10	4,295

The effect of decreases in exchange rates are expected to be equal and opposite to the effects of the increases shown above.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk primarily from unpaid insurance receivables and fixed income instruments.

The Group has in place credit appraisal policies and procedures for inward business and receivables from insurance transactions are monitored on an ongoing basis to restrict the Group’s exposure to doubtful debts.

The Group has in place security standards applicable to all reinsurance purchases and monitors the financial status of all reinsurance debtors at regular intervals.

The Group’s portfolio of fixed income investments is managed by the Investments Committee in accordance with the investment policy established by the board of directors which has various credit standards for investments in fixed income securities.

Reinsurance and fixed income investments are monitored for the occurrence of a downgrade or other changes that might cause them to fall below the Group’s security standards. If this occurs, management takes appropriate action to mitigate any loss to the Group.

The Group’s bank balances are maintained with a range of international and local banks in accordance with limits set by the board of directors. There are no significant concentrations of credit risk within the Group. The table below provides information regarding the credit risk exposure of the Group by classifying assets according to the Group’s credit rating of counterparties:

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2020
FVOCI - debts securities	389,250	1,668	-	390,918
Financial assets at amortized cost	-	1,982	724	2,706
Insurance receivables	-	110,618	55,987	166,605
Reinsurance share of outstanding claims	186,851	634	-	187,485
Deferred excess of loss premiums	-	17,095	-	17,095
Cash and cash equivalents	110,915	22,524	-	133,439
Term deposits	124,283	47,929	-	172,212
	811,299	202,450	56,711	1,070,460

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
2019
FVOCI - debts securities	206,997	1,528	-	208,525
Financial assets at amortized cost	-	1,982	986	2,968
Insurance receivables	-	65,836	47,139	112,975
Reinsurance share of outstanding claims	175,447	765	-	176,212
Deferred excess of loss premiums	-	15,173	-	15,173
Cash and cash equivalents	159,396	33,064	-	192,460
Term deposits	88,662	31,091	-	119,753
	630,502	149,439	48,125	828,066

For assets to be classified as ‘past due and impaired’ contractual payments are in arrears for more than 30 days for the debt instruments and 360 days for insurance receivables an impairment adjustment is recorded in the consolidated statement of income for this or when collectability of the amount is otherwise assessed as being doubtful. When the credit exposure is adequately secured, arrears more than 360 days might still be classified as ‘past due but not impaired’, with no impairment adjustment recorded.

The schedule below shows the distribution of bonds and debt securities with fixed interest rate according to the international agencies classification:

Rating grade	Total	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2020
AAA	44,616	-	44,616
AA+	2,049	-	2,049
Aa1	1,754	-	1,754
AA	2,238	-	2,238
Aa2	5,677	-	5,677
AA-	1,991	-	1,991
Aa3	15,587	-	15,587
A+	12,350	-	12,350
A1	13,709	-	13,709
A	41,400	-	41,400
A2	32,759	-	32,759
A-	43,237	-	43,237
A3	47,680	-	47,680
BBB+	35,224	-	35,224
BBB	32,919	-	32,919
Baa1	8,573	-	8,573
Baa2	20,598	-	20,598
Baa3	7,608	-	7,608
BBB-	10,127	-	10,127
BB+	1,374	-	1,374
Ba1	4,532	-	4,532
Ba2	2,163	-	2,163
Ba3	1,085	-	1,085
B+	210	-	210
Not rated	1,458	2,706	4,164
Total	390,918	2,706	393,624

Rating grade	Total	Unquoted bonds	Total
	USD ‘000	USD ‘000	USD ‘000
2019
AAA	44,954	-	44,954
AA+	4,611	-	4,611
AA	2,926	-	2,926
Aa2	7,531	-	7,531
AA-	9,409	-	9,409
Aa3	2,394	-	2,394
A+	18,341	-	18,341
A1	1,514	-	1,514
A	28,935	-	28,935
A2	5,435	-	5,435
A-	32,466	-	32,466
A3	8,975	-	8,975
BBB+	16,039	-	16,039
BBB	14,521	-	14,521
Baa2	1,396	-	1,396
BBB-	7,333	-	7,333
BB-	216	-	216
Not rated	1,529	2,968	4,497
Total	208,525	2,968	211,493

The schedule below shows the geographical distribution of bonds and debt securities with fixed interest rate:

Country	Total
USD ‘000
2020
Australia	6,109
Bahrain	4,648
Bermuda	5,249
Canada	14,791
China	19,504
Finland	1,016
France	4,615
Germany	18,698
Hong Kong	1,905
India	3,278
Japan	12,259
Jordan	2,707
South Korea	7,239
KSA	15,383
Kuwait	1,035
Luxembourg	715
Malaysia	1,447
Marshall Islands	129
Mexico	1,102
Netherlands	10,775
Oman	1,085
Qatar	27,984
Singapore	5,294
Spain	3,793
Sweden	1,060
Switzerland	1,889
Taiwan	3,097
UAE	9,793
UK	52,033
USA	153,349
Virgin Islands (British)	1,643
Total	393,624

Country	Total
USD ‘000
2019
Australia	1,053
Bahrain	216
Bermuda	765
Canada	9,164
Cayman Island	640
China	8,540
Europe	3,182
Finland	1,035
France	1,242
Germany	14,714
Global	991
Hong Kong	1,220
Japan	7,866
Jordan	2,968
KSA	2,349
Kuwait	1,020
Mexico	1,098
Netherlands	1,869
Norway	750
Pacific basin	3,002
Qatar	8,098
South Korea	5,127
Spain	545
Switzerland	332
UAE	5,691
UK	13,491
USA	114,525
Total	211,493

Market price risk

Market price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual security, or its issuer, or factors affecting all securities traded in the market.

The Group’s equity price risk exposure relates to financial assets whose values will fluctuate as a result of changes in market prices.

The following table demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices, with all other variables held constant. The effect of decreases in equity prices is expected to be equal and opposite to the effect of the increases shown.

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2020
Amman Stock Exchange	+5%	46	46
Saudi Stock Exchange	+5%	-	590
Qatar Stock Exchange	+5%	25	25
Abu Dhabi Security Exchange	+5%	52	52
New York Stock Exchange	+5%	149	170
Kuwait Stock Exchange	+5%	-	5
London Stock Exchange	+5%	312	294
Other quoted	+5%	554	635

	Change in equity price	Effect on profit before tax for the year	Effect on Equity
		USD ‘000	USD ‘000
2019
Amman Stock Exchange	+5%	58	58
Saudi Stock Exchange	+5%	-	617
Qatar Stock Exchange	+5%	24	24
Abu Dhabi Security Exchange	+5%	61	61
New York Stock Exchange	+5%	124	161
Kuwait Stock Exchange	+5%	-	3
London Stock Exchange	+5%	343	343
Other quoted	+5%	480	554

The Group also has unquoted investments carried at fair value determined based on valuation techniques as per level 3 of fair value hierarchy.

The Group limits market risk by maintaining a diversified portfolio and by monitoring of developments in equity markets.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its commitments associated with insurance contracts and financial liabilities as they fall due.

The Group continually monitors its cash and investments to ensure that the Group meets its liquidity requirements. The Group’s asset allocation is designed to enable insurance liabilities to be met with current assets.

All liabilities are non-interest bearing liabilities, except for the lease liabilities accounted for under IFRS 16 “Leases”.

The table below summarizes the maturity profile of the Group’s financial liabilities at 31 December based on contractual undiscounted payments:

	Less than one year	More than one year	Total
	USD ‘000	USD ‘000	USD ‘000
2020
Gross outstanding claims	210,536	281,719	492,255
Gross unearned premiums	222,124	55,144	277,268
Insurance payables	78,461	5,000	83,461
Other liabilities	18,298	2,419	20,717
Unearned commissions	10,012	1,026	11,038
Total liabilities	539,431	345,308	884,739

2019
Gross outstanding claims	172,243	240,810	413,053
Gross unearned premiums	159,660	46,554	206,214
Insurance payables	53,544	-	53,544
Other liabilities	13,873	1,139	15,012
Unearned commissions	7,531	1,379	8,910
Total liabilities	406,851	289,882	696,733

Maturity analysis of assets and liabilities

The table below shows analysis of assets and liabilities analyzed according to when they are expected to be recovered or settled:

	2020
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	128,039	5,400	-	133,439
Term deposits	133,510	38,702	-	172,212
Insurance receivables	164,778	1,827	-	166,605
Investments	105,323	288,301	44,463	438,087
Investments in associates	-	-	11,583	11,583
Reinsurance share of outstanding claims	83,210	104,275	-	187,485
Reinsurance share of unearned premiums	47,186	2,891	-	50,077
Deferred excess of loss premiums	17,095	-	-	17,095
Deferred policy acquisition costs	39,266	15,906	-	55,172
Other assets	9,562	-	-	9,562
Investment properties	-	-	20,012	20,012
Property, premises and equipment	-	13,168	-	13,168
Intangible assets	-	4,710	-	4,710
TOTAL ASSETS	727,969	475,180	76,058	1,279,207

LIABILITIES AND EQUITY

LIABILITIES
Gross outstanding claims	210,536	281,719	-	492,255
Gross unearned premiums	222,124	55,144	-	277,268
Insurance payables	78,461	5,000	-	83,461
Other liabilities	18,298	2,193	-	20,491
Deferred tax liabilities	55	-	-	55
Unearned commissions	10,012	1,026	-	11,038
TOTAL LIABILITIES	539,486	345,082	-	884,568

EQUITY
Common shares at par value	-	-	486	486
Share premium	-	-	157,677	157,677
Warrants	-	9,210	-	9,210
Foreign currency translation reserve	-	-	(349)	(349)
Fair value reserve	-	-	18,160	18,160
Retained earnings	-	-	209,455	209,455
TOTAL EQUITY	-	9,210	385,429	394,639
TOTAL LIABILITIES AND EQUITY	539,486	354,292	385,429	1,279,207

	2019
	Less than one year	More than one year	No term	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
ASSETS
Cash and cash equivalents	192,460	-	-	192,460
Term deposits	119,753	-	-	119,753
Insurance receivables	110,219	2,756	-	112,975
Investments	58,453	152,847	42,422	253,722
Investments in associates	-	-	13,062	13,062
Reinsurance share of outstanding claims	81,410	94,802	-	176,212
Reinsurance share of unearned premiums	30,227	3,690	-	33,917
Deferred excess of loss premiums	15,173	-	-	15,173
Deferred policy acquisition costs	28,370	13,343	-	41,713
Other assets	7,754	-	-	7,754
Investment properties	-	-	25,712	25,712
Property, premises and equipment	-	12,735	-	12,735
Intangible assets	-	3,886	-	3,886
TOTAL ASSETS	643,819	284,059	81,196	1,009,074

LIABILITIES AND EQUITY

LIABILITIES
Gross outstanding claims	172,243	240,810	-	413,053
Gross unearned premiums	159,660	46,554	-	206,214
Insurance payables	53,544	-	-	53,544
Other liabilities	13,821	1,042	-	14,863
Deferred tax liabilities	347	-	-	347
Unearned commissions	7,531	1,379	-	8,910
TOTAL LIABILITIES	407,146	289,785	-	696,931

EQUITY
Share capital	-	-	143,376	143,376
Contributed capital	-	-	2,773	2,773
Treasury shares	-	-	(20,103)	(20,103)
Foreign currency translation reserve	-	-	(333)	(333)
Fair value reserve	-	-	4,274	4,274
Retained earnings	-	-	182,156	182,156
TOTAL EQUITY	-	-	312,143	312,143
TOTAL LIABILITIES AND EQUITY	407,146	289,785	312,143	1,009,074

Capital management

The Group manages its capital by ‘Enterprise Risk Management’ techniques, using a dynamic financial analysis model. The Asset Liability match is reviewed and monitored on a regular basis to maintain a strong credit rating and healthy capital adequacy ratios to support its business objectives and maximize shareholders’ value.

Adjustments to capital levels are made in light of changes in market conditions and risk characteristics of the Group’s activities.

Capital comprises issued share capital, common shares, share premium, additional paid in capital, warrants, treasury shares, foreign currency translation reserve, fair value reserve, and retained earnings and is measured at USD 394,639 thousand as at 31 December 2020 (2019: USD 312,143 thousand).

The capital requirements imposed on the Groups regulated entities are as follows:

International General Insurance Co. Ltd (Bermuda)

The Bermuda Insurance Act 1978 and Related Regulations (the Act) requires the Company to meet a minimum solvency margin. The Company has met the minimum solvency margin requirement at 31 December 2020 and 2019. In addition, a minimum liquidity ratio must be maintained whereby relevant assets, as defined by the Act, must exceed 75% of relevant liabilities. This ratio was met at 31 December 2020 and 2019.

Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model (“BSCR model”), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company’s assets, liabilities and premiums. Under the BSCR model, the Company’s required statutory capital and surplus is referred to as the enhanced capital requirement (“ECR”). The Company is required to calculate and submit the ECR to the BMA annually. Following receipt of the submission of the Company’s ECR, the BMA has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As at 31 December 2020 and 2019, the Company met its ECR.

International General Insurance Company (UK) Limited

The Company is regulated by the Prudential Regulation Authority and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.

Since 1 January 2016 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company has met all requirements for the years 2020 and 2019.

International General Insurance Company Ltd. Labuan Branch

The Branch is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.

The Branch monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any, large event which will affect the Branch’s ability to maintain solvency margins requirements, the Branch will notify the head office to cash call in advance.

As at 31 December 2020 and 2019, the Branch met the minimum solvency margin requirements.

Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	2020
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000

FVTPL	22,780	-	-	22,780
Quoted equities at FVOCI	14,935	-	-	14,935
Quoted bonds at FVOCI	390,918	-	-	390,918
Unquoted equities at FVOCI *	-	-	6,748	6,748
Investment properties	-	-	20,012	20,012
	428,633	-	26,760	455,393

	2019
	Level 1	Level 2	Level 3	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000

FVTPL	21,806	-	-	21,806
Quoted equities at FVOCI	14,629	-	-	14,629
Quoted bonds at FVOCI	208,525	-	-	208,525
Unquoted equities at FVOCI *	-	-	5,794	5,794
Investment properties	-	-	25,712	25,712
	244,960	-	31,506	276,466

* Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	2020	2019
	USD ‘000	USD ‘000

Balance at the beginning of the year	5,794	5,988
Purchases	1,503	-
Total (losses) recognized in OCI	(549)	(194)
Balance at the end of the year	6,748	5,794